Shareholder Report, Average Annual Return (Details) 194870_Leverage Shares 2x Long ADBE Daily ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Leverage Shares 2X Long ADBE Daily ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2x Long ADBE Daily ETF NAV
Average Annual Return, Percent	(33.64%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	21.68%